Victory High Income Fund Expense Example - Victory High Income Fund	Apr. 30, 2025 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	399
Expense Example, with Redemption, 10 Years	893
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	461
Expense Example, with Redemption, 5 Years	880
Expense Example, with Redemption, 10 Years	$ 2,051